Cash and Cash Equivalents (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 157,975	$ 158,037
Short-term deposits and highly liquid funds	89,581	29,794
Cash and cash equivalents	$ 247,556	$ 187,831	$ 257,868	$ 171,096